SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.
On November 26, 2013, the Company closed a firm commitment underwritten public offering of 2,852,000 ordinary shares (including 372,000 ordinary shares issued to the underwriter upon full exercise of its over-allotment option), at a public offering price of $7.00 per share. The net proceeds for the Company were approximately $18,000.

b.	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

c.
Stock Option Plans:

Under the Company's 2001 Stock Option Plan and 2003 Israeli Stock Option, the Company has granted options to purchase ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. The 2001 Plan does not have a specific expiration date whereas the 2003 Plan was terminated in December 2013. In December 2012, the Company adopted the 2012 Stock Incentive Plan (together with the 2001 and 2003 plans, the "Plans"), under which stock options as well as other equity-based awards, including restricted stock units and performance units, may be granted to employees, directors and consultants of the Company or its affiliates. The 2012 Stock Incentive Plan has a term of ten years and will terminate in December 2022.

In general, the exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's ordinary shares on the date of grant for incentive stock options and 75% of the fair market for non-qualified options. Under the terms of the Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession.

Under the Plans, 2,450,625 ordinary shares of the Company were reserved for issuance. Any options that are canceled or forfeited before expiration  become available for future grants. As of December 31, 2013, there were no options available for future grants. In January 2014, the Company's Board of Directors approved an increase of 800,000 shares of the Company reserved for issuance under the Plans.

Upon exercise of options by employees, directors and contractors, the Company issues registered shares for each option exercised.

The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2013
	Number of options (thousands)	Weighted average exercise price (per share)	Aggregate intrinsic value (1)

Outstanding at beginning of year	1,670	$2.44
Granted	366	8.28
Exercised	(269)	3.43
Cancelled or forfeited	(52)	4.42

Outstanding at end of year	1,715	$3.47	$11,809

Vested and expected to vest at end of year	1,663	$3.35	$11,667

Exercisable at end of year	1,186	$2.13	$9,762

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2013 which was $10.36 per share.

The total intrinsic value of options exercised for the years ended, December 31, 2013, 2012, and 2011 was $ 1,244, $ 1,170, and $ 13, respectively.

As of December 31, 2013, there was $ 1,657 of total unrecognized compensation cost related to non-vested share-based compensation that are expected to be recognized over a period of up to three years.

The options outstanding as of December 31, 2013, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

$ 0.32-$0.56	170	1.09	0.49	170	1.09	0.49
$ 1.00-$1.20	303	0.43	1.16	303	0.43	1.16
$ 1.48-$1.52	163	2.08	1.48	163	2.08	1.48
$ 2.00-$2.32	69	0.49	2.15	69	0.49	2.15
$ 2.60-$2.76	121	3.71	2.62	88	3.71	2.62
$ 2.80-$3.44	488	3.84	3.04	345	3.75	3.03
$ 5.68-$8.76	202	5.50	7.31	13	2.67	8.55
$ 8.92-$10.41	199	5.00	9.57	35	0.70	9.79

	1,715	2.95	3.47	1,186	1.96	2.13

Weighted average fair values and weighted average exercise prices per share of options whose exercise prices equal, less or more than the market price of the shares at date of grant are as follows:

	Year ended December 31,
	2013		2012		2011
	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price

Equals market price at date of grant	$4.66	$8.19	$3.92	$3.09	$2.32	$2.88

Less than market price at date of grant	$5.46	$8.55	$-	$-	$2.44	$2.6

More than market price at date of grant	$-	$-	$-	$-	$1.88	$2.76

The allocation of the stock-based compensation is as follows:

	Year Ended December 31,
	2013	2012	2011
Research and development	$237	$306	$122
Selling and marketing	325	241	100
General and administrative	184	189	137
Total stock-based compensation	$746	$736	$359

d.
Warrants:

As of December 31, 2013 there were outstanding warrants to purchase an aggregate of 106,410 ordinary shares at an exercise price of $0.48 per share, which expire in various dates until July 2015.

During 2013, 530,879 warrants were exercised for proceeds of approximately $255. For 167,841 warrants exercised during 2013, the ordinary shares were issued only in 2014 and are accounted for in the Company's financial statements as of December 31, 2013 as "receipt on account of shares".

During 2011, certain holders of warrants, exercisable into 94,800 ordinary shares, waived the price protection adjustment mechanism embedded in the warrants. Plenus also waived the price protection adjustment mechanism embedded in warrants exercisable into 220,698 ordinary shares. As a result, these warrants were no longer classified as a liability, and accordingly were no longer marked to market. The fair value of these warrants as of that date of $ 860 was classified into equity. During 2012, the remaining warrants which were marked to market were exercised.